Organization and Business Overview (Details) - shares			12 Months Ended
		Sep. 04, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and Business Overview [Line Items]
Incorporation date			Jul. 05, 2024
Class A Ordinary Shares and Class B Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Percentage of ordinary shares surrendered		50.00%
Class A Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Ordinary shares, issued	[1]		21,250,000	21,250,000	21,250,000
Ordinary shares, outstanding	[1]		21,250,000	21,250,000	21,250,000
Class A Ordinary Shares [Member] | Maximum [Member]
Organization and Business Overview [Line Items]
Ordinary shares, issued		42,500,000
Ordinary shares, outstanding		42,500,000
Class A Ordinary Shares [Member] | Minimum [Member]
Organization and Business Overview [Line Items]
Ordinary shares, issued		21,250,000
Ordinary shares, outstanding		21,250,000
Class B Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Ordinary shares, issued	[1]		3,750,000	3,750,000	3,750,000
Ordinary shares, outstanding	[1]		3,750,000	3,750,000	3,750,000
Class B Ordinary Shares [Member] | Maximum [Member]
Organization and Business Overview [Line Items]
Ordinary shares, issued		7,500,000
Ordinary shares, outstanding		7,500,000
Class B Ordinary Shares [Member] | Minimum [Member]
Organization and Business Overview [Line Items]
Ordinary shares, issued		3,750,000
Ordinary shares, outstanding		3,750,000

[1]	Retrospective restated for effect of share reorganization (see Note 1)